Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Fair value measurement of assets
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2017	Dec 31 2016
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges[1]	$—	$7,024
Financial assets not measured at fair value:
Cash and cash equivalents	375,479	223,890
Trade and other receivables, excluding tax receivable	527,084	479,272
Project financing reserve accounts included in other assets	27,863	35,386
Total financial assets[2]	$930,426	$745,572
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges[1]	$91,014	$68,664
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	528,182	449,213
Long-term debt, including current portion	1,502,271	1,556,206
Total financial liabilities	$2,121,467	$2,074,083

[1]
The Geismar 2 and Medicine Hat natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.

[2]	The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.

Fair value measurement of liabilities
The carrying values of the Company’s financial instruments approximate their fair values, except as follows:

As at	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt excluding deferred financing fees	$1,515,544	$1,561,392	$1,568,822	$1,538,543
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2017	Dec 31 2016
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges[1]	$—	$7,024
Financial assets not measured at fair value:
Cash and cash equivalents	375,479	223,890
Trade and other receivables, excluding tax receivable	527,084	479,272
Project financing reserve accounts included in other assets	27,863	35,386
Total financial assets[2]	$930,426	$745,572
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges[1]	$91,014	$68,664
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	528,182	449,213
Long-term debt, including current portion	1,502,271	1,556,206
Total financial liabilities	$2,121,467	$2,074,083

[1]
The Geismar 2 and Medicine Hat natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.

[2]	The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.

Maturity profile of fair value liabilities
The table below shows net cash outflows for derivative hedging instruments including natural gas forward contracts and forward exchange contracts, excluding credit risk adjustments, based upon contracted payment dates. The amounts reflect the maturity profile of the fair value liabilities and are subject to change based on the prevailing market rate at each of the future settlement dates. Financial asset derivative positions, if any, are held with investment-grade counterparties and therefore the settlement day risk exposure is considered to be negligible.

As at	Dec 31 2017	Dec 31 2016
Within one year	$7,114	$—
1-3 years	17,057	8,481
3-5 years	28,864	18,962
More than 5 years	52,085	56,029
	$105,120	$83,472